ACQUISITION AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - Fresh Vegetables [Member] - Discontinued Operations, Held-for-Sale or Disposed of by Sale - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 1,143,239	$ 1,205,902	$ 510,663
Cost of sales	1,102,761	1,211,071	505,528
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)	40,478	(5,169)	5,135
Selling, marketing, general and administrative expenses	45,872	55,520	26,579
Transaction costs	(11,491)	0	0
Gain (loss) on asset sales	50	(150)	20
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	(16,835)	(60,839)	(21,424)
Other income, net	821	722	223
Net interest expense1	(6,284)	(4,879)	(1,905)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(22,298)	(64,996)	(23,106)
Income tax benefit	(452)	(8,456)	(2,353)
Less: Loss from discontinued operations attributable to noncontrolling interests	(28)	(93)	(185)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	$ (21,818)	$ (56,447)	$ (20,568)